SUPPLEMENT TO THE PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION
                                       OF
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS


I. Evergreen Offit California Municipal Bond Fund, Evergreen Offit New York Municipal Bond Fund, Evergreen International Growth Fund, Evergreen VA International Growth Fund

         Effective June 13, 2003, each of the following funds will change their names as follows:

     ---------------------------------------------------------- -------------------------------------------------
     Old Fund Name                                               New Fund Name
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen Offit California Municipal Bond Fund              Evergreen California Municipal Bond Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen Offit New York Municipal Bond Fund                Evergreen New York Municipal Bond Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen International Growth Fund                         Evergreen International Equity Fund
     ---------------------------------------------------------- -------------------------------------------------
     ---------------------------------------------------------- -------------------------------------------------
     Evergreen VA International Growth Fund                      Evergreen VA International Equity Fund
     ---------------------------------------------------------- -------------------------------------------------

         Effective July 14, 2003, Evergreen VA Small Cap Value Fund will change its name to Evergreen VA Special Values Fund.


June 13, 2003                                                      566715 (6/03)